Significant equity transactions and acquisitions (Details Textual) - CNY (¥) ¥ in Thousands	1 Months Ended						12 Months Ended
	Nov. 30, 2016	May 31, 2015	Feb. 16, 2015	Oct. 31, 2014	Jul. 31, 2014	May 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Apr. 09, 2015	Mar. 31, 2014	Oct. 31, 2012
Business Combination, Contingent Consideration, Liability							¥ 0	¥ 0	¥ 61,209
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net							57,319	0	207,010
Asset Impairment Charges							0	280,591	0
Work It Out [Member]
Business Acquisition, Equity interest acquired												100.00%
Target Net [Member]
Business Acquisition, Equity interest acquired					31.00%								20.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net					¥ 53,600
Business Combination, Contingent Consideration, Liability					¥ 45,500			30,000	47,800
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held					51.00%
Business Combination Contingent Consideration Payment							¥ 30,000	20,000
Business Combination Total Contingent Consideration					¥ 50,000
Business Combination, Consideration Transferred					¥ 157,200
Beijing Runlin [Member]
Business Combination, Contingent Consideration, Liability				¥ 15,700				0	¥ 16,000
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held				51.00%
Business Combination Total Contingent Consideration				¥ 20,000
Business Combination, Consideration Transferred				¥ 95,700
KKC [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net	¥ 28,100
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held	74.80%									54.80%
Ownership Percentage In Ordinary Shares Outstanding	49.70%
Previous Joint Venture [Member]
Payments to Acquire Interest in Joint Venture						¥ 20,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net		¥ 30,000
Business Acquisition, Acquired Entity, Percentage of Equity Interest Held		66.67%				20.00%
Business Acquisition, Acquired Entity, Original Registered Capital						¥ 100,000
Business Acquisition, Acquired Entity, Reduced Registered Capital		¥ 30,000
Business Acquisition, Acquired Entity, Registered Capital Contributed by Other Shareholders		¥ 10,000
JD.com, Inc. [Member]
Asset Impairment Charges								¥ 238,600
Discount Rate for Valuing Business Cooperation Agreement											16.00%
Proceeds from Issuance of Private Placement			¥ 2,450,000
Stock Issued During Period, Shares, New Issues			15,689,443
Percentage Of the Then Outstanding Ordinary Shares			25.00%
Tencent Holdings Limited [Member]
Proceeds from Issuance of Private Placement			¥ 919,100
Stock Issued During Period, Shares, New Issues			2,046,106
Percentage Of the Then Outstanding Ordinary Shares			3.30%